Non-Controlling Interests - Summary of Non Controlling Interests (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020 EUR (€)
Disclosure Of Non Controlling Interests [Line Items]
Total assets	€ 687,934				€ 732,228
Total equity/ (deficits)	165,628				300,806	€ 290,826				€ 250,395
Revenues	426,178				422,312	308,822
Net loss	€ (146,253)				€ (239,751)	€ (76,452)
Arpège SAS [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	95.27%	95.27%	95.27%	95.27%	94.28%
Non-controlling interest percentage	5.00%	5.00%	5.00%	5.00%
Functional currency	Euro	Euro	Euro	Euro
Total assets	€ 250,967
Total equity/ (deficits)	79,335
Revenues	111,740
Net loss	€ (52,142)
Wolford AG [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	61.02%	61.02%	61.02%	61.02%	58.45%
Non-controlling interest percentage	39.00%	39.00%	39.00%	39.00%
Functional currency	Euro	Euro	Euro	Euro
Total assets	€ 172,385
Total equity/ (deficits)	(5,870)
Revenues	126,280
Net loss	€ (31,299)
St. John Knits International, Incorporated [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	96.95%	96.95%	96.95%	96.95%	96.95%
Non-controlling interest percentage	3.00%	3.00%	3.00%	3.00%
Functional currency	USD	USD	USD	USD
Total assets | $							$ 77,386
Total equity/ (deficits) | $							$ (127,036)
Revenues | $		$ 90,398
Net loss | $		$ (36,129)
St. John China Holdings Limited [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	77.56%	77.56%	77.56%	77.56%	77.56%
Non-controlling interest percentage	22.00%	22.00%	22.00%	22.00%
Functional currency	HKD	HKD	HKD	HKD
Total assets | $								$ 93,401
Total equity/ (deficits) | $								$ 84,417
Revenues | $			$ 0
Net loss | $			$ (2,488)
Sergio Rossi S.p.A [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	99.09%	99.09%	99.09%	99.09%	99.03%
Non-controlling interest percentage	1.00%	1.00%	1.00%	1.00%
Functional currency	Euro	Euro	Euro	Euro
Total assets	€ 73,901
Total equity/ (deficits)	17,608
Revenues	59,518
Net loss	€ (18,347)
Fosun Fashion Brands Management Co., Limited [member]
Disclosure Of Non Controlling Interests [Line Items]
Group's percentage interest	80.00%	80.00%	80.00%	80.00%	100.00%
Non-controlling interest percentage	20.00%	20.00%	20.00%	20.00%
Functional currency	CNY	CNY	CNY	CNY
Total assets | ¥									¥ 5,191
Total equity/ (deficits) | ¥									¥ 1,037
Revenues | ¥				¥ 2,310
Net loss | ¥				¥ (713)